Analysis of operating revenues and segmental analysis	12 Months Ended
Mar. 31, 2019
Analysis of operating revenues and segmental analysis
Analysis of operating revenues and segmental analysis

17.         Analysis of operating revenues and segmental analysis

The Company is managed as a single business unit that provides low fares airline-related services, including scheduled services, internet and other related services to third parties across a European route network. The Company primarily operates a single fleet of aircraft (455 Boeing 737 aircraft and 16 Airbus A320 aircraft at March 31, 2019), that is deployed through a single route scheduling system.

The Company determines and presents operating segments based on the information that internally is provided to Michael O’Leary, Group CEO, who is the Company’s Chief Operating Decision Maker (CODM). There have been no changes to the basis of segmentation or the measurement basis for the segment profit or loss since the prior year.  The new group structure announced in February 2019 comes into effect after March 31, 2019, accordingly the Group remained managed as a single business unit and is reported as a single reportable segment.

When making resource allocation decisions, the CODM evaluates route revenue and yield data, however resource allocation decisions are made based on the entire route network and the deployment of the entire aircraft fleet, which are largely uniform in type.  The objective in making resource allocation decisions is to maximise the consolidated financial results, rather than results on individual routes within the network.

The CODM assesses the performance of the business based on the consolidated adjusted profit/(loss) after tax of the Company for the year. This measure excludes the effects of certain income and expense items, which are unusual, by virtue of their size and incidence, in the context of the Company’s ongoing core operations, such as the impairment of a financial asset investment, accelerated depreciation related to aircraft disposals and one off release of ticket sale revenue. The losses associated with the acquisition of Laudamotion in August 2018, were non-recurring due to the start-up nature of the airline during the year ended March 31, 2019.

All segment revenue is derived wholly from external customers and, as the Company has a single reportable segment, inter-segment revenue is zero.

The Company’s major revenue-generating asset class comprises its aircraft fleet, which is flexibly employed across the Company’s integrated route network and is directly attributable to its reportable segment operations.  In addition, as the Company is managed as a single business unit, all other assets and liabilities have been allocated to the Company’s single reportable segment.

Reportable segment information is presented as follows:

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
External revenues (i)	7,697.4	7,151.0	6,647.8

Reportable segment profit after income tax (ii)	885.0	1,450.2	1,315.9

Other segment information:
Depreciation	(640.5)	(561.0)	(497.5)
Finance expense	(59.1)	(60.1)	(67.2)
Finance income	3.7	2.0	4.2
Capital expenditure – cash	(1,546.7)	(1,470.6)	(1,449.8)

	At March 31,	At March 31,	At March 31,
	2019	2018	2017
	€M	€M	€M
Reportable segment assets	13,250.7	12,361.8	11,989.7
Reportable segment liabilities	8,035.8	7,892.9	7,566.7

(i)	External revenues includes €134.5m of Laudamotion revenues for the year ended March 31, 2019 only.
(ii)	Reportable segment profit after income tax includes €139.5m of Laudamotion losses for the year ended March 31, 2019.

Entity-wide disclosures:

In accordance with IFRS 8 paragraph 13, revenue by country of origin has been provided where revenue for that country is in excess of 10% of total revenue. Ireland is presented as it represents the country of domicile. “Other European countries” includes all other countries in which the Group has operations.

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
United Kingdom	1,715.3	1,644.7	1,690.3
Italy	1,440.8	1,358.7	1,270.0
Spain	1,005.6	929.6	820.6
Germany	773.2	643.6	543.4
Ireland	529.8	500.6	739.0
Other European countries	2,232.7	2,073.8	1,584.5
	7,697.4	7,151.0	6,647.8

Ancillary Revenues

Ancillary revenues comprise revenues from non-flight scheduled operations, in-flight sales and Internet-related services.

Non-flight scheduled revenue arises from the sale of priority boarding, allocated seats, room reservations, car hire, travel insurance and other sources, including excess baggage charges and administration fees, all directly attributable to the low-fares business.

All of the Company’s operating profit arises from low-fares airline-related activities, its only business segment. The major revenue earning assets of the Company are its aircraft. As the majority of the Groups’ aircraft were registered in Ireland at March 31, 2019 profits accrue principally in Ireland. Since the Company’s aircraft fleet is flexibly employed across its route network in Europe, there is no suitable basis of allocating such assets and related liabilities to geographical segments.